S000093658 [Member] Expense Example - Putnam Sustainable Retirement 2070 Fund	Jul. 31, 2025 USD ($)
CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 666
Expense Example, with Redemption, 3 Years	3,525
CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	273
Expense Example, with Redemption, 3 Years	3,297
CLASS R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	3,220
CLASS R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	3,163
CLASS R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	3,108
CLASS R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	3,050
CLASS Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	3,075
CLASS R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	$ 3,075